Segment Information Level 4 (Details) - EBITDA by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes	$ 19		$ 16		$ 8
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	337	[1]	506	[1]	491	[1]
Earnings from unconsolidated entities, net of taxes	18		16		8
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	201	[2]	180	[2]	177	[2]
Earnings from unconsolidated entities, net of taxes	1
FPD [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes			1		1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (48)		$ (51)		$ (61)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.